Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	R$ 3,863,395	R$ 7,471,673
Financial assets measured at fair value through other comprehensive income [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	3,000,551	3,099,077
Financial Investments [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	3,000,551	3,099,077
Financial assets measured at fair value through profit or loss [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	71,451	100,051
Financial Investments [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	42,435	45,864
Derivative financial instruments [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	29,106	54,187
Financial assets measured at amortized cost [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	29,861,938	14,669,571
Financial Investments [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	2,891,089
Trade receivables [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	4,146,321	3,877,167
Consumer loans [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	20,913,519	10,571,338
Other receivables [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	1,911,010	221,066
Pre-approved credit card limits (off-balance) [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	7,454,802	4,455,217
Financial Assets [Member]
Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) [Line Items]
Financial assets	R$ 44,252,227	R$ 29,795,589